SCHEDULE OF PROVISION (BENEFIT) FOR INCOME TAXES FROM CONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Federal
State
Current Federal and State Income Tax Expense (Benefit)
Federal	(692,230)	(239,000)
State	(591,835)
Deferred Federal and State Income Tax Expense (Benefit)	(1,284,065)	(239,000)
Change in valuation allowance	1,284,065	239,000
Provision (benefit) for income taxes, net